Summary of Changes in Allowance for Credit Losses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Balance - December 31, 2024	$ 41,341	$ 24,210
Change in provision for credit losses	(15,000)	17,131
Balance - December 31, 2025	$ 26,000	$ 41,341